Baron Partners Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (102.32%)
Consumer Discretionary (50.37%)
	Automobile Manufacturers (34.07%)
11,725,000	Tesla, Inc. [1,5,6]	$175,518,427	$2,061,137,750

	Casinos & Gaming (1.79%)
1,810,000	Red Rock Resorts, Inc., Cl A [6]	63,666,953	108,274,200

	Footwear (1.35%)
1,725,000	Birkenstock Holding PLC [1,2]	78,199,680	81,506,250

	Hotels, Resorts & Cruise Lines (8.74%)
3,315,000	Hyatt Hotels Corp., Cl A [6]	114,968,632	529,140,300

	Leisure Facilities (4.42%)
1,200,000	Vail Resorts, Inc. [6]	97,413,753	267,396,000

Total Consumer Discretionary		529,767,445	3,047,454,500

Communication Services (1.90%)
	Alternative Carriers (0.90%)
2,075,000	Iridium Communications, Inc. [6]	53,835,021	54,282,000

	Movies & Entertainment (1.00%)
230,000	Spotify Technology SA [1,2,6]	37,473,451	60,697,000

Total Communication Services		91,308,472	114,979,000

Financials (22.91%)
	Financial Exchanges & Data (7.72%)
720,000	FactSet Research Systems, Inc. [6]	54,960,987	327,160,800
250,000	MSCI, Inc. [6]	88,967,758	140,112,500

		143,928,745	467,273,300

	Investment Banking & Brokerage (5.32%)
4,450,000	The Charles Schwab Corp. [6]	116,522,853	321,913,000

	Property & Casualty Insurance (9.87%)
6,460,000	Arch Capital Group Ltd. [1,2,6]	29,483,256	597,162,400

Total Financials		289,934,854	1,386,348,700

Health Care (6.25%)
	Health Care Equipment (6.25%)
700,000	IDEXX Laboratories, Inc. [1,6]	30,611,907	377,951,000

Industrials (0.69%)
	Aerospace & Defense (0.69%)
125,625	HEICO Corp. [6]	9,632,520	23,994,375
116,875	HEICO Corp., Cl A [6]	7,586,429	17,991,737

Total Industrials		17,218,949	41,986,112

Shares		Cost	Value
Common Stocks (continued)
Information Technology (7.14%)
	Application Software (1.77%)
915,000	Guidewire Software, Inc. [1,6]	$74,266,878	$106,789,650

	IT Consulting & Other Services (5.37%)
682,000	Gartner, Inc. [1,6]	81,737,694	325,088,940

Total Information Technology		156,004,572	431,878,590

Real Estate (13.06%)
	Other Specialized REITs (1.37%)
1,800,000	Gaming and Leisure Properties, Inc. [6]	56,598,100	82,926,000

	Real Estate Services (11.69%)
7,320,000	CoStar Group, Inc. [1]	98,483,892	707,112,000

Total Real Estate		155,081,992	790,038,000

Total Common Stocks		1,269,928,191	6,190,635,902

Private Common Stocks (5.09%)
Communication Services (1.05%)
	Interactive Media & Services (0.27%)
600,000	X Holdings I, Inc., Cl A [1,3,4,7]	60,000,000	16,392,000

	Movies & Entertainment (0.78%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,7]	50,000,041	47,334,242

Total Communication Services		110,000,041	63,726,242

Industrials (4.04%)
	Aerospace & Defense (4.04%)
2,216,310	Space Exploration Technologies Corp., Cl A [1,3,4,7]	29,920,185	214,982,070
302,210	Space Exploration Technologies Corp., Cl C [1,3,4,7]	4,079,835	29,314,370

Total Industrials		34,000,020	244,296,440

Total Private Common Stocks		144,000,061	308,022,682

Private Convertible Preferred Stocks (0.12%)
Industrials (0.12%)
	Electrical Components & Equipment (0.12%)
21,213,656	Northvolt AB, Series E2 (Sweden) [1,3,4,7]	7,843,621	6,924,604

See Notes to Portfolios of Investments.

Baron Partners Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2024

Shares		Cost	Value
Private Preferred Stocks (8.88%)
Industrials (8.88%)
	Aerospace & Defense (8.88%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,7]	$41,999,985	$301,777,670
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,7]	22,250,032	127,707,290
111,111	Space Exploration Technologies Corp., Series N [1,3,4,7]	29,999,970	107,777,670

Total Private Preferred Stocks		94,249,987	537,262,630

Total Investments (116.41%)		$1,516,021,860	7,042,845,818

Liabilities Less Cash and Other Assets (-16.41%)			(992,821,473)

Net Assets			$6,050,024,345

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $852,209,916 or 14.09% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]

Investors in the Fund may view Tesla, Inc.’s financial statements on the EDGAR website of the U.S. Securities and Exchange Commission by going to https://www.sec.gov/cgi-bin/browse-edgar?CIK=1318605&owner=exclude. Please note that the Fund is not responsible for Tesla’s financial statements and can provide no assurances as to their accuracy or completeness.

[6]

All or a portion of this security is pledged with the custodian in connection with the Fund’s loans payable outstanding. At March 31, 2024, the total market value of pledged securities amounted to $2,026,592,124 or 33.50% of net assets.

[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (88.98%)
Communication Services (6.35%)
	Alternative Carriers (1.37%)
730,000	Iridium Communications, Inc.	$16,852,106	$19,096,800

	Movies & Entertainment (4.98%)
262,000	Spotify Technology SA 1,2	35,016,218	69,141,800

Total Communication Services		51,868,324	88,238,600

Consumer Discretionary (39.92%)
	Apparel, Accessories & Luxury Goods (2.51%)
7,000,000	Figs, Inc., Cl A 1	57,045,951	34,860,000

	Automobile Manufacturers (7.78%)
615,000	Tesla, Inc. [1]	8,168,271	108,110,850

	Casinos & Gaming (7.04%)
275,000	Las Vegas Sands Corp.	12,100,000	14,217,500
537,900	MGM Resorts International [1]	22,984,708	25,394,259
972,100	Red Rock Resorts, Inc., Cl A	33,702,803	58,151,022

		68,787,511	97,762,781

	Footwear (5.63%)
540,000	Birkenstock Holding PLC [1,2]	24,754,411	25,515,000
1,490,000	On Holding AG, Cl A 1,2	41,827,837	52,716,200

		66,582,248	78,231,200

	Hotels, Resorts & Cruise Lines (9.16%)
375,000	Choice Hotels International, Inc.	30,286,830	47,381,250
500,000	Hyatt Hotels Corp., Cl A	24,424,810	79,810,000

		54,711,640	127,191,250

	Leisure Facilities (4.41%)
275,000	Vail Resorts, Inc.	46,581,947	61,278,250

	Restaurants (3.39%)
3,095,000	Krispy Kreme, Inc.	43,700,684	47,152,325

Total Consumer Discretionary		345,578,252	554,586,656

Financials (18.16%)
	Financial Exchanges & Data (7.72%)
125,000	FactSet Research Systems, Inc.	25,848,439	56,798,750
90,000	MSCI, Inc.	43,089,524	50,440,500

		68,937,963	107,239,250

	Investment Banking & Brokerage (4.45%)
455,000	Interactive Brokers Group, Inc., Cl A	36,870,706	50,828,050
250,000	Jefferies Financial Group, Inc.	7,732,070	11,025,000

		44,602,776	61,853,050

	Property & Casualty Insurance (5.99%)
900,000	Arch Capital Group Ltd. [1,2]	25,104,585	83,196,000

Total Financials		138,645,324	252,288,300

Health Care (4.83%)
	Biotechnology (1.43%)
215,000	BioNTech SE, ADR [1,2]	22,380,502	19,833,750

	Health Care Equipment (1.32%)
34,000	IDEXX Laboratories, Inc. [1]	15,205,826	18,357,620

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (2.08%)
210,000	Illumina, Inc. [1]	$23,711,090	$28,837,200

Total Health Care		61,297,418	67,028,570

Industrials (2.72%)
	Research & Consulting Services (2.72%)
160,000	Verisk Analytics, Inc.	28,339,398	37,716,800

Information Technology (8.74%)
	Application Software (6.80%)
95,000	ANSYS, Inc.[1]	24,133,643	32,980,200
526,300	Guidewire Software, Inc. [1]	48,175,978	61,424,473

		72,309,621	94,404,673

	Internet Services & Infrastructure (1.94%)
350,000	Shopify, Inc., Cl A 1,2	15,502,933	27,009,500

Total Information Technology		87,812,554	121,414,173

Real Estate (8.26%)
	Office REITs (2.98%)
165,000	Alexandria Real Estate Equities, Inc.	23,085,133	21,270,150
1,450,000	Douglas Emmett, Inc.	21,593,180	20,111,500

		44,678,313	41,381,650

	Real Estate Services (4.66%)
670,000	CoStar Group, Inc. [1]	17,611,255	64,722,000

	Single-Family Residential REITs (0.62%)
235,000	American Homes 4 Rent, Cl A	5,062,679	8,643,300

Total Real Estate		67,352,247	114,746,950

Total Common Stocks		780,893,517	1,236,020,049

Private Common Stocks (5.40%)
Industrials (5.40%)
	Aerospace & Defense (5.40%)
629,570	Space Exploration Technologies Corp., Cl A 1,3,4,6	26,390,845	61,068,290
143,170	Space Exploration Technologies Corp., Cl C 1,3,4,6	6,808,820	13,887,490

Total Private Common Stocks		33,199,665	74,955,780

Private Preferred Stocks (3.68%)
Industrials (3.68%)
	Aerospace & Defense (3.68%)
29,630	Space Exploration Technologies Corp., Cl H 1,3,4,6	4,000,050	28,741,100
1,479	Space Exploration Technologies Corp., Cl I 1,3,4,6	249,951	1,434,630
12,346	Space Exploration Technologies Corp., Series K 1,3,4,6	10,000,260	11,975,620
9,259	Space Exploration Technologies Corp., Series N 1,3,4,6	2,499,930	8,981,230

Total Private Preferred Stocks		16,750,191	51,132,580

See Notes to Portfolios of Investments.

Baron Focused Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2024

Principal Amount		Cost	Value
Short-Term Investments (1.61%)
$22,444,541	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $22,456,636; (Fully Collateralized by $24,036,700 U.S. Treasury Note, 3.50% due 2/15/2033 Market value – $22,893,440) [5]	$22,444,541	$22,444,541

Total Investments (99.67%)		$853,287,914	1,384,552,950

Cash and Other Assets Less Liabilities (0.33%)			4,580,451

Net Assets			$1,389,133,401

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $126,088,360 or 9.08% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (96.26%)
Brazil (5.24%)
154,499	Afya Ltd., Cl A 1	$2,253,892	$2,870,591
379,763	B3 S.A. - Brasil, Bolsa, Balcao	904,669	907,875
272,702	Localiza Rent a Car SA	3,332,266	2,973,112
242,594	NU Holdings Ltd., Cl A 1	2,024,123	2,894,147
487,541	Suzano SA	4,270,040	6,219,419
137,298	XP, Inc., Cl A	2,178,756	3,523,067

Total Brazil		14,963,746	19,388,211

Canada (3.40%)
59,111	Agnico Eagle Mines Ltd.	2,833,086	3,525,971
3,324	Constellation Software, Inc.	82,703	9,079,621

Total Canada		2,915,789	12,605,592

China (6.79%)
25,658	Alibaba Group Holding Limited, ADR	2,176,194	1,856,613
30,053	Baidu, Inc., ADR [1]	3,379,506	3,163,980
439,401	Full Truck Alliance Co. Ltd., ADR [1]	2,960,131	3,194,445
315,119	Fuyao Glass Industry Group Co. Ltd., Cl A 3	1,912,802	1,872,689
1,733,827	Kingdee International Software Group Co. Ltd. [1,3]	1,413,983	1,962,115
169,045	Kingsoft Corp. Ltd. [3]	533,070	521,729
17,697	PDD Holdings, Inc., ADR [1]	2,274,491	2,057,276
36,012	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 3	1,493,425	1,395,510
70,242	Tencent Holdings Limited [3]	1,802,140	2,735,921
58,843	Tencent Holdings Limited, ADR	2,505,149	2,296,642
170,306	Tencent Music Entertainment Group, ADR [1]	1,541,698	1,905,724
24,170	Yum China Holdings, Inc.	1,169,463	961,725
75,362	Zai Lab Limited, ADR [1]	1,740,262	1,207,299

Total China		24,902,314	25,131,668

Denmark (2.39%)
72,231	Genmab A/S, ADR [1]	2,771,184	2,160,429
52,177	Novo Nordisk AS, ADR	5,157,145	6,699,527

Total Denmark		7,928,329	8,859,956

France (6.13%)
90,708	BNP Paribas S.A. [3]	3,224,501	6,457,945
91,913	Eurofins Scientific SE 3	2,051,069	5,854,895
4,323	LVMH Moët Hennessy Louis Vuitton SE 3	966,601	3,889,818
12,801	Pernod Ricard SA 3	2,413,759	2,072,277
257,362	Waga Energy SA 1	6,936,563	4,414,714

Total France		15,592,493	22,689,649

Germany (2.70%)
87,722	Befesa SA, 144A 3	3,691,669	3,015,353
58,317	Symrise AG 3	4,716,219	6,981,177

Total Germany		8,407,888	9,996,530

Hong Kong (0.89%)
241,981	Techtronic Industries Co. Ltd. [3]	1,905,444	3,288,004

Shares		Cost	Value
Common Stocks (continued)
India (8.95%)
564,694	Bharti Airtel Ltd. PP 3	$2,973,239	$5,573,460
180,864	Godrej Consumer Products Ltd. [3]	2,242,363	2,723,186
69,815	Godrej Properties Ltd. [1,3]	790,862	1,930,226
43,482	InterGlobe Aviation Ltd., 144A 1,3	1,719,618	1,852,890
554,671	Jio Financial Services Ltd. [1,3]	1,367,711	2,358,124
1,955,053	JM Financial Limited [3]	2,166,178	1,758,994
35,971	Kaynes Technology India Ltd. [1,3]	1,180,835	1,246,373
166,064	Max Healthcare Institute Ltd. [3]	1,112,583	1,637,784
366,287	Nippon Life India Asset Management Ltd., 144A 3	1,180,808	2,070,189
165,687	Reliance Industries Limited [3]	2,899,836	5,924,664
89,759	Tata Communications Ltd. [3]	1,719,192	2,169,135
81,654	Trent Ltd. [3]	1,517,231	3,875,768

Total India		20,870,456	33,120,793

Ireland (1.25%)
453,184	Bank of Ireland Group PLC [3]	3,319,157	4,624,775

Israel (3.67%)
13,324	CyberArk Software Ltd. [1]	2,335,277	3,539,254
113,183	Oddity Tech Ltd. [1]	3,716,855	4,917,802
295,696	Taboola.com Ltd. [1]	1,656,256	1,312,890
27,811	Wix.com Ltd. [1]	1,852,058	3,823,456

Total Israel		9,560,446	13,593,402

Italy (0.97%)
112,049	Stevanato Group SpA	2,339,751	3,596,773

Japan (11.59%)
85,975	Japan Airport Terminal Co. Ltd. [3]	3,574,517	3,397,397
209,378	Japan Exchange Group, Inc. [3]	3,900,520	5,671,098
10,173	Keyence Corporation [3]	2,615,702	4,722,925
1,044,950	LY Corp. [3]	3,232,716	2,646,816
460,144	Mitsubishi UFJ Financial Group, Inc., ADR	3,315,427	4,707,273
87,400	Recruit Holdings Co, Ltd. [3]	1,464,907	3,837,452
228,500	SMS Co. Ltd. [3]	6,276,618	3,929,723
96,885	Sumitomo Mitsui Financial Group, Inc. [3]	4,131,608	5,665,128
31,966	Tokyo Electron Limited [3]	2,831,122	8,325,514

Total Japan		31,343,137	42,903,326

Korea, Republic of (4.68%)
195,447	Coupang, Inc., Cl A 1	2,659,075	3,477,002
22,920	HD Hyundai Heavy Industries Co. Ltd. [1,3]	2,112,520	2,020,316
58,767	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	4,398,017	5,250,777
88,570	Samsung Electronics Co., Ltd. [3]	4,835,521	5,322,835
9,397	SK Hynix, Inc. [3]	1,195,865	1,244,870

Total Korea, Republic of		15,200,998	17,315,800

Mexico (1.03%)
639,494	Grupo Mexico S.A.B. de C.V., Series B 3	1,674,273	3,814,268

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (continued)
Netherlands (6.88%)
199,433	AMG Critical Materials NV 3	$5,449,457	$4,529,239
16,785	argenx SE, ADR [1]	470,484	6,608,590
56,061	DSM-Firmenich AG 3	7,186,365	6,375,932
64,530	Prosus NV 3	2,264,191	2,019,813
197,203	Universal Music Group NV 3	4,203,328	5,926,016

Total Netherlands		19,573,825	25,459,590

Norway (0.22%)
1,513,152	Aker Carbon Capture ASA [1,3]	2,449,521	810,324

Peru (0.93%)
20,347	Credicorp, Ltd.	2,881,751	3,447,392

Poland (3.31%)
46,894	Dino Polska SA, 144A 1,3	3,372,637	4,549,293
500,458	InPost SA 1,3	5,155,037	7,707,861

Total Poland		8,527,674	12,257,154

Russia (0.00%) ^
487,800	Sberbank of Russia PJSC [1,2,4]	1,650,983	305

Spain (5.21%)
1,349,545	eDreams ODIGEO SA 1,3	9,837,357	9,819,402
187,755	Industria de Diseno Textil, S.A. [3]	5,637,509	9,454,641

Total Spain		15,474,866	19,274,043

Sweden (1.43%)
181,738	Epiroc AB, Cl A 3	2,666,497	3,411,685
59,864	EQT AB 3	1,985,912	1,895,263

Total Sweden		4,652,409	5,306,948

Switzerland (1.93%)
14,834	Compagnie Financiere Richemont SA, Cl A 3	1,736,432	2,258,334
45,954	Nestle S.A. [3]	4,547,312	4,882,611

Total Switzerland		6,283,744	7,140,945

Taiwan (2.31%)
287,355	Taiwan Semiconductor Manufacturing Co., Ltd. [3]	5,689,361	6,883,934
12,330	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	866,234	1,677,496

Total Taiwan		6,555,595	8,561,430

United Kingdom (9.93%)
119,448	AstraZeneca PLC, ADR	4,949,429	8,092,602
850,800	B&M European Value Retail S.A.[1,3]	3,537,032	5,865,274
364,628	Ceres Power Holdings PLC [1]	1,869,769	655,346
45,614	Endava plc, ADR [1]	1,513,043	1,735,157
143,080	Experian plc [3]	2,808,574	6,234,417
28,027	Linde Public Limited Company [3]	4,530,965	12,969,650
268,205	Watches of Switzerland Group PLC, 144A 1,3	2,342,437	1,213,135

Total United Kingdom		21,551,249	36,765,581

Shares		Cost	Value
Common Stocks (continued)
United States (4.43%)
42,818	Agilent Technologies, Inc.	$1,694,717	$6,230,447
110,209	Arch Capital Group Ltd. [1]	1,968,394	10,187,720

Total United States		3,663,111	16,418,167

Total Common Stocks		254,188,949	356,370,626

Warrants (0.01%)
Canada (0.00%)
5,029	Constellation Software, Inc. Exp. 3/31/2040 [1,2,4]	0	0

Israel (0.01%)
56,745	Taboola.com Ltd. Exp. 6/29/2026 [1]	104,540	27,663

Total Warrants		104,540	27,663

Principal Amount
Short-Term Investments (2.17%)
$8,046,522	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $8,050,859; (Fully Collateralized by $7,758,700 U.S. Treasury Note, 4.875% due 10/31/2030 Market value – $8,207,510) [3]	8,046,522	8,046,522

Total Investments (98.44%)		$262,340,011	364,444,811

Cash and Other Assets Less Liabilities (1.56%)			5,777,942

Net Assets			$370,222,753

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $305 or 0.00% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the market value of Rule 144A securities amounted to $12,700,860 or 3.43% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron International Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2024

Summary of Investments by Sector as of March 31, 2024	Percentage of Net Assets
Financials	15.2%
Industrials	13.9%
Consumer Discretionary	13.9%
Information Technology	13.4%
Materials	12.0%
Health Care	11.7%
Communication Services	7.6%
Consumer Staples	5.2%
Energy	2.8%
Real Estate	0.5%
Cash and Cash Equivalents*	3.7%

100.0%**

*	Includes short term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (97.76%)
Consumer Discretionary (50.74%)
	Casinos & Gaming (15.40%)
527,650	Boyd Gaming Corporation	$17,198,965	$35,521,398
798,800	Caesars Entertainment, Inc. [1]	34,529,987	34,939,512
995,400	Las Vegas Sands Corp.	47,754,737	51,462,180
1,402,156	MGM Resorts International [1]	53,188,204	66,195,785
560,340	Red Rock Resorts, Inc., Cl A	8,242,128	33,519,539
675,250	Wynn Resorts Ltd.	65,458,618	69,030,807

		226,372,639	290,669,221

	Distributors (1.89%)
88,450	Pool Corp.	29,904,781	35,689,575

	Home Improvement Retail (4.76%)
296,850	Floor & Decor Holdings, Inc., Cl A [1]	21,504,691	38,477,697
201,800	Lowe’s Companies, Inc.	40,308,469	51,404,514

		61,813,160	89,882,211

	Homebuilding (24.54%)
624,650	D.R. Horton, Inc.	52,857,478	102,786,157
144,450	Installed Building Products, Inc.	16,286,537	37,373,549
614,599	Lennar Corp., Cl A	50,103,579	105,698,736
1,680,500	Toll Brothers, Inc.	83,930,228	217,406,285

		203,177,822	463,264,727

	Hotels, Resorts & Cruise Lines (4.15%)
198,950	Hilton Worldwide Holdings, Inc.	29,924,137	42,438,025
225,700	Hyatt Hotels Corp., Cl A	25,385,925	36,026,234

		55,310,062	78,464,259

Total Consumer Discretionary		576,578,464	957,969,993

Financials (8.16%)
	Asset Management & Custody Banks (8.16%)
680,700	Blackstone, Inc.	64,336,407	89,423,559
604,906	Brookfield Asset Management Ltd., Cl A [2]	19,590,273	25,418,150
935,425	Brookfield Corp., Cl A [2]	28,522,003	39,166,245

Total Financials		112,448,683	154,007,954

Industrials (4.47%)
	Building Products (1.97%)
287,136	Fortune Brands Innovations, Inc.	16,897,382	24,311,805
856,448	Janus International Group, Inc. [1]	9,921,588	12,958,058

		26,818,970	37,269,863

	Trading Companies & Distributors (2.50%)
270,585	SiteOne Landscape Supply, Inc. [1]	33,136,183	47,230,612

Total Industrials		59,955,153	84,500,475

Materials (1.80%)
	Construction Materials (1.80%)
124,250	Vulcan Materials Co.	23,595,011	33,910,310

Real Estate (32.59%)
	Data Center REITs (6.89%)
344,626	Digital Realty Trust, Inc.	38,161,963	49,639,929
97,340	Equinix, Inc.	51,234,730	80,337,622

		89,396,693	129,977,551

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Health Care REITs (2.36%)
477,750	Welltower, Inc.	$36,453,129	$44,640,960

	Industrial REITs (8.17%)
120,650	EastGroup Properties, Inc.	19,847,828	21,689,250
712,400	Prologis, Inc.	74,451,301	92,768,728
611,159	Rexford Industrial Realty, Inc.	31,212,424	30,741,298
136,422	Terreno Realty Corp.	7,928,794	9,058,421

		133,440,347	154,257,697

	Multi-Family Residential REITs (1.33%)
397,375	Equity Residential	23,712,527	25,078,336

	Real Estate Services (9.56%)
500,850	CBRE Group, Inc., Cl A [1]	35,482,369	48,702,654
906,263	CoStar Group, Inc. [1]	52,244,974	87,545,006
226,492	Jones Lang LaSalle, Inc. [1]	32,708,408	44,186,324

		120,435,751	180,433,984

	Single-Family Residential REITs (1.64%)
868,200	Invitation Homes, Inc.	25,315,753	30,916,602

	Telecom Tower REITs (2.64%)
252,600	American Tower Corp.	40,151,996	49,911,234

Total Real Estate		468,906,196	615,216,364

Total Common Stocks		1,241,483,507	1,845,605,096

Principal Amount
Short-Term Investments (2.01%)
$37,990,093	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $38,010,565; (Fully Collateralized by $13,093,400 U.S. Treasury Note, 3.50% due 2/15/2033 Market value – $12,470,637 and Fully Collateralized by $24,842,300 U.S. Treasury Note, 4.875% due 10/31/2030 Market value – $26,279,327) [3]	37,990,093	37,990,093

Total Investments (99.77%)		$1,279,473,600	1,883,595,189

Cash and Other Assets Less Liabilities (0.23%)			4,274,712

Net Assets			$1,887,869,901

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (92.90%)
Brazil (9.05%)
1,619,572	Afya Ltd., Cl A 1	$37,031,685	$30,091,648
9,588,414	B3 S.A. - Brasil, Bolsa, Balcao	22,052,788	22,922,416
2,271,819	Banco BTG Pactual SA	16,946,324	16,501,648
2,505,228	Inter & Co., Inc. BDR [1]	10,197,404	14,255,933
5,529,546	Localiza Rent a Car SA	43,808,872	60,285,436
5,654,623	NU Holdings Ltd., Cl A 1	45,358,355	67,459,652
8,387,545	Suzano SA	74,754,468	106,997,474
2,456,483	XP, Inc., Cl A	45,282,512	63,033,354

Total Brazil		295,432,408	381,547,561

China (22.23%)
1,153,292	Alibaba Group Holding Limited, ADR	96,467,529	83,452,209
558,658	Baidu, Inc., ADR [1]	65,400,216	58,815,514
16,672,536	China Mengniu Dairy Co. Ltd. [3]	32,976,023	35,884,785
4,943,658	Estun Automation Co. Ltd., Cl A 3	15,261,894	12,798,930
8,239,650	Full Truck Alliance Co. Ltd., ADR [1]	61,380,191	59,902,256
5,306,987	Fuyao Glass Industry Group Co. Ltd., Cl A 3	31,895,016	31,538,361
5,029,694	Galaxy Entertainment Group Ltd. [1,3]	32,217,879	25,284,624
3,683,531	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 3	29,220,250	25,689,235
1,458,735	Kanzhun Ltd., ADR [1]	23,645,736	25,571,625
34,551,293	Kingdee International Software Group Co. Ltd.[1,3]	27,097,573	39,100,552
6,906,354	Kingsoft Corp. Ltd. [3]	23,497,721	21,315,285
215,023	Kweichow Moutai Co. Ltd., Cl A 3	54,190,224	50,685,380
1,151,837	Lufax Holding Ltd., ADR	7,467,777	4,860,752
2,320,457	Midea Group Co., Ltd., Cl A 3	12,050,231	20,744,507
13,831,028	NARI Technology Co. Ltd., Cl A 3	43,585,748	46,169,466
432,708	PDD Holdings, Inc., ADR [1]	48,220,146	50,302,305
825,909	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 3	26,708,224	32,005,011
4,930,701	Shenzhou International Group Holdings Ltd. [3]	27,558,137	46,809,183
3,434,859	Tencent Holdings Limited [3]	82,254,612	133,787,525
692,887	Tencent Holdings Limited, ADR	30,669,423	27,043,380
2,714,704	Tencent Music Entertainment Group, ADR [1]	26,160,581	30,377,538
5,443,565	Venustech Group, Inc., Cl A 3	25,598,599	15,696,928
555,944	Yum China Holdings, Inc.	27,195,075	22,121,012
456,354	Yum China Holdings, Inc., (Hong Kong) [3]	23,971,618	17,990,292
1,212,563	Zai Lab Limited, ADR [1]	25,820,909	19,425,259

Total China		900,511,332	937,371,914

France (0.20%)
52,006	Pernod Ricard SA 3	9,220,573	8,418,941

Hong Kong (1.84%)
19,580,841	Budweiser Brewing Co. APAC Ltd., 144A 3	53,876,519	28,880,381
3,580,518	Techtronic Industries Co. Ltd. [3]	18,548,182	48,651,576

Total Hong Kong		72,424,701	77,531,957

Shares		Cost	Value
Common Stocks (continued)
India (24.39%)
3,203,564	Aarti Industries Ltd. [3]	$32,155,167	$25,603,070
914,132	Aarti Pharmalabs Ltd. [1,3]	5,328,187	4,766,048
642,035	Bajaj Finance Limited [3]	18,669,587	56,061,728
5,465,909	Bharti Airtel Ltd. [3]	39,331,079	80,648,035
1,952,679	Bharti Airtel Ltd. PP 3	9,168,746	19,272,700
347,546	Cholamandalam Investment & Finance Co. Ltd. [3]	4,932,922	4,839,642
22,805	Divi’s Laboratories Ltd. [3]	206,835	943,889
15,164,186	Edelweiss Financial Services Ltd. [3]	7,693,544	11,576,271
3,876,775	Godrej Consumer Products Ltd. [3]	45,851,894	58,370,823
1,457,520	Godrej Properties Ltd. [1,3]	27,514,661	40,297,112
1,969,777	HDFC Bank Ltd. [3]	28,466,966	34,348,203
14,517,648	Indus Towers Ltd. [1,3]	41,268,951	50,779,533
704,890	InterGlobe Aviation Ltd., 144A 1,3	26,814,449	30,037,349
10,964,871	Jio Financial Services Ltd. [1,3]	27,164,699	46,615,964
38,145,306	JM Financial Limited [3]	49,460,302	34,319,966
474,048	Kaynes Technology India Ltd. [1,3]	16,107,421	16,425,470
1,503,074	Mahindra & Mahindra Ltd. [3]	28,184,321	34,723,043
1,068,971	Max Financial Services Ltd. [1,3]	6,729,829	12,889,450
2,495,237	Max Healthcare Institute Ltd. [3]	17,023,793	24,608,936
7,424,118	Nippon Life India Asset Management Ltd., 144A 3	23,790,992	41,959,800
345,880	Nuvama Wealth Management Ltd. [1,3]	14,999,032	19,504,653
2,518,627	Reliance Industries Limited [3]	42,316,535	90,061,495
3,172,092	SBI Life Insurance Company Limited, 144A 3	32,829,053	57,277,724
2,752,635	Tata Communications Ltd. [3]	15,493,616	66,520,761
522,338	Tata Consultancy Services Ltd. [3]	22,004,327	24,378,532
3,259,442	Tata Consumer Products Ltd. [3]	15,963,741	42,920,130
946,083	Titan Co. Ltd. [3]	13,837,877	43,247,425
1,163,298	Trent Ltd. [3]	23,047,628	55,216,813

Total India		636,356,154	1,028,214,565

Indonesia (1.82%)
200,820,571	Bank Rakyat Indonesia (Persero) Tbk PT 3	58,701,851	76,788,742

Japan (0.70%)
63,704	Keyence Corporation [3]	21,634,647	29,575,272

Korea, Republic of (12.55%)
3,673,361	Coupang, Inc., Cl A 1	50,718,011	65,349,092
397,056	HD Hyundai Heavy Industries Co. Ltd. [1,3]	21,937,881	34,999,066
901,425	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	83,437,961	80,541,484
807,776	KB Financial Group, Inc. [3]	40,112,745	42,212,361
747,264	Korea Aerospace Industries Ltd. [3]	24,245,932	27,969,383
3,415,778	Samsung Electronics Co., Ltd. [3]	104,312,521	205,279,700
59,464	Samsung SDI Co. Ltd. [3]	26,042,745	21,089,136
390,707	SK Hynix, Inc. [3]	35,583,132	51,759,028

Total Korea, Republic of		386,390,928	529,199,250

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (continued)
Mexico (2.80%)
9,102,356	Grupo Mexico S.A.B. de C.V., Series B 3	$23,232,192	$54,291,084
15,809,480	Wal-Mart de Mexico, S.A.B de C.V. [3]	36,160,009	63,837,125

Total Mexico		59,392,201	118,128,209

Peru (1.24%)
307,435	Credicorp, Ltd.	38,079,072	52,088,712

Philippines (2.16%)
56,532,165	Ayala Land, Inc. [3]	39,693,024	32,492,245
21,282,791	BDO Unibank, Inc.	36,674,039	58,493,128

Total Philippines		76,367,063	90,985,373

Poland (2.32%)
185,862	Dino Polska SA, 144A 1,3	16,285,905	18,030,892
5,194,895	InPost SA 1,3	69,307,300	80,009,772

Total Poland		85,593,205	98,040,664

Russia (0.00%)^
17,949,100	Sberbank of Russia PJSC [1,2,4]	64,430,586	11,226

South Africa (1.47%)
748,357	Gold Fields Ltd. [3]	8,410,824	12,005,423
1,784,978	Gold Fields Ltd., ADR	17,833,074	28,363,300
121,658	Naspers Ltd., Cl N	17,395,373	21,566,675

Total South Africa		43,639,271	61,935,398

Spain (0.36%)
1,791,760	Codere Online Luxembourg, S.A. Forward Shares [1]	17,917,600	12,470,650
358,352	Codere Online Luxembourg, S.A. Founders Shares [1]	3,116	2,494,130
26,518	Codere Online Luxembourg, S.A. Private Shares, Cl A 1	265,181	184,565

Total Spain		18,185,897	15,149,345

Taiwan (9.77%)
5,675,060	Delta Electronics, Inc. [3]	20,862,776	60,739,457
202,466	eMemory Technology, Inc. [3]	17,994,013	15,201,737
10,074,419	Taiwan Semiconductor Manufacturing Co., Ltd. [3]	183,949,521	241,344,792
696,161	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,457,049	94,712,704

Total Taiwan		236,263,359	411,998,690

Total Common Stocks		3,002,623,248	3,916,985,819

Private Common Stocks (0.99%)
India (0.99%)
27,027	Pine Labs PTE. Ltd., Series 1 [1,2,4]	10,077,362	10,433,773
6,833	Pine Labs PTE. Ltd., Series A 1,2,4	2,547,771	2,637,880
7,600	Pine Labs PTE. Ltd., Series B 1,2,4	2,833,757	2,933,980
6,174	Pine Labs PTE. Ltd., Series B2 [1,2,4]	2,302,055	2,383,473
9,573	Pine Labs PTE. Ltd., Series C 1,2,4	3,569,416	3,695,657
1,932	Pine Labs PTE. Ltd., Series C1 [1,2,4]	720,371	745,848
2,459	Pine Labs PTE. Ltd., Series D 1,2,4	916,870	949,297
45,680	Pine Labs PTE. Ltd., Series J 1,2,4	17,032,398	17,634,764

Total Private Common Stocks		40,000,000	41,414,672

Shares		Cost	Value
Private Convertible Preferred Stocks (2.59%)
India (2.59%)
11,578	Bundl Technologies Private Ltd., Series K 1,2,4	$76,776,872	$109,157,076
15,334	Think & Learn Private Limited, Series F 1,2,4	49,776,072	75,485

Total Private Convertible Preferred Stocks		126,552,944	109,232,561

Warrants (0.00%)^
Spain (0.00%)^
13,259	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 [1]	0	6,339

Principal Amount
Short-Term Investments (2.67%)
$112,764,167	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $112,824,934; (Fully Collateralized by $125,615,300 U.S. Treasury Note, 0.75% due 8/31/2026 Market value – $115,019,495) [3]	112,764,167	112,764,167

Total Investments (99.15%)		$3,281,940,359	4,180,403,558

Cash and Other Assets Less Liabilities (0.85%)			35,943,848

Net Assets			$4,216,347,406

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $150,658,459 or 3.57% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the market value of Rule 144A securities amounted to $176,186,146 or 4.18% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Emerging Markets Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2024

Summary of Investments by Sector as of March 31, 2024	Percentage of Net Assets
Information Technology	19.3%
Financials	18.5%
Consumer Discretionary	16.0%
Communication Services	12.2%
Industrials	12.0%
Consumer Staples	7.3%
Materials	5.4%
Energy	2.1%
Health Care	1.9%
Real Estate	1.7%
Cash and Cash Equivalents*	3.5%

100.0%**

*	Includes short term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (94.11%)
Argentina (10.89%)
66,449	Globant S.A. [1]	$4,475,572	$13,416,053
37,062	MercadoLibre, Inc. [1]	21,212,467	56,036,262

Total Argentina		25,688,039	69,452,315

Brazil (1.74%)
598,218	Afya Ltd., Cl A 1	11,070,880	11,114,890

Canada (7.98%)
659,342	Shopify, Inc., Cl A 1	24,698,739	50,881,422

India (5.82%)
252,006	Bajaj Finance Limited [3]	14,454,904	22,004,863
6,907,712	Zomato Ltd. [1,3]	11,551,154	15,141,170

Total India		26,006,058	37,146,033

Israel (4.12%)
331,500	Fiverr International Ltd. [1]	7,554,652	6,984,705
140,534	Wix.com Ltd. [1]	11,760,229	19,320,614

Total Israel		19,314,881	26,305,319

Korea, Republic of (5.01%)
1,796,774	Coupang, Inc., Cl A 1	35,426,777	31,964,610

Netherlands (9.84%)
8,934	Adyen N.V., 144A 1,3	6,863,044	15,090,745
60,227	argenx SE, ADR [1]	4,315,719	23,712,574
24,705	ASML Holding N.V. [3]	4,659,631	23,950,534

Total Netherlands		15,838,394	62,753,853

Poland (2.61%)
1,079,814	InPost SA 1,3	14,250,545	16,630,879

Spain (1.34%)
850,000	Codere Online Luxembourg S.A. [1]	7,778,375	5,916,000
271,380	Codere Online Luxembourg, S.A. Forward Shares [1]	2,713,800	1,888,805
104,612	Codere Online Luxembourg, S.A. Founders Shares [1]	910	728,099

Total Spain		10,493,085	8,532,904

United Kingdom (3.35%)
562,450	Endava plc, ADR [1]	22,183,544	21,395,598

United States (41.41%)
77,682	Astera Labs, Inc. [1]	2,796,552	5,763,228
140,021	Bill.Com Holdings, Inc. [1]	5,764,069	9,622,243
180,421	Block, Inc. [1]	14,648,531	15,260,008
358,787	Cloudflare, Inc., Cl A 1	8,282,008	34,741,345
88,144	Crowdstrike Holdings, Inc., Cl A 1	4,910,447	28,258,085
177,426	Datadog, Inc., Cl A 1	8,157,291	21,929,854
928	Illumina, Inc. [1]	259,532	127,433
427,728	indie Semiconductor, Inc., Cl A 1	2,857,732	3,028,314
78,087	NVIDIA Corp.	15,094,404	70,556,290
634,936	Rivian Automotive, Inc., Cl A 1	13,602,871	6,952,549
166,462	Snowflake, Inc., Cl A 1	21,519,122	26,900,259
101,367	Tesla, Inc. [1]	27,919,942	17,819,305

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
91,425	Viking Therapeutics, Inc. [1]	$7,113,884	$7,496,850
81,551	Zscaler, Inc. [1]	3,999,953	15,709,169

Total United States		136,926,338	264,164,932

Total Common Stocks		341,897,280	600,342,755

Private Common Stocks (5.06%)
United States (5.06%)
299,761	Farmers Business Network, Inc. [1,2,4]	12,250,006	557,556
252,130	Space Exploration Technologies Corp., Cl A 1,2,4	11,571,518	24,456,610
75,250	Space Exploration Technologies Corp., Cl C 1,2,4	3,428,124	7,299,250

Total Private Common Stocks		27,249,648	32,313,416

Private Convertible Preferred Stocks (0.01%)
India (0.01%)
9,201	Think & Learn Private Limited, Series F 1,2,4	29,867,591	45,294

Private Preferred Stocks (0.44%)
United States (0.44%)
461,004	GM Cruise Holdings LLC, Cl G 1,2,4	12,147,455	2,798,294

Warrants (0.06%)
Israel (0.02%)
68,986	Innovid Corp., Exp. 12/31/2027 [1]	117,942	3,105
228,748	Taboola.com Ltd., Exp. 6/29/2026 [1]	417,100	111,515

Total Israel		535,042	114,620

Spain (0.04%)
502,360	Codere Online Luxembourg S.A. Private Shares, Exp. 11/30/2026 [1]	845,632	240,178

Total Warrants		1,380,674	354,798

Total Investments (99.68%)		$412,542,648	635,854,557

Cash and Other Assets Less Liabilities (0.32%)			2,057,798

Net Assets			$637,912,355

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2024, the market value of restricted and fair valued securities amounted to $35,157,004 or 5.51% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the market value of Rule 144A securities amounted to $15,090,745 or 2.37% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Global Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2024

Summary of Investments by Sector as of March 31, 2024	Percentage of Net Assets
Information Technology	54.2%
Consumer Discretionary	23.2%
Industrials	9.1%
Financials	8.2%
Health Care	4.9%
Materials	0.1%
Communication Services	0.0%^
Cash and Cash Equivalents*	0.3%

100.0%**

^	Rounds to less than 0.1%.
*	Includes short term investments, other assets and liabilities-net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Real Estate Income Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (97.41%)
Consumer Discretionary (15.25%)
	Casinos & Gaming (4.38%)
64,325	Wynn Resorts Ltd.	$6,328,999	$6,575,945

	Home Improvement Retail (1.25%)
7,379	Lowe’s Companies, Inc.	1,687,481	1,879,653

	Homebuilding (7.70%)
14,978	Lennar Corp., Cl A	2,259,675	2,575,916
53,565	Toll Brothers, Inc.	3,340,722	6,929,704
53,250	Tri Pointe Homes, Inc. [1]	1,867,257	2,058,645

		7,467,654	11,564,265

	Hotels, Resorts & Cruise Lines (1.92%)
7,538	Hilton Worldwide Holdings, Inc.	1,454,075	1,607,931
11,783	Marriott Vacations Worldwide Corp.	965,998	1,269,382

		2,420,073	2,877,313

Total Consumer Discretionary		17,904,207	22,897,176

Financials (4.71%)
	Asset Management & Custody Banks (4.71%)
18,320	Blackstone, Inc.	2,282,015	2,406,699
45,800	Brookfield Corp., Cl A [2]	1,479,123	1,917,646
65,261	Brookfield Asset Management Ltd., Cl A [2]	2,213,786	2,742,267

Total Financials		5,974,924	7,066,612

Information Technology (1.23%)
	Internet Services & Infrastructure (1.23%)
277,337	GDS Holdings Ltd., ADR [1,2]	1,873,466	1,844,291

Real Estate (75.32%)
	Data Center REITs (11.59%)
46,894	Digital Realty Trust, Inc.	4,973,376	6,754,612
12,896	Equinix, Inc.	8,893,395	10,643,455

		13,866,771	17,398,067

	Health Care REITs (7.48%)
120,170	Welltower, Inc.	9,183,042	11,228,685

	Hotel & Resort REITs (4.11%)
271,078	DiamondRock Hospitality Co.	2,199,956	2,605,060
203,907	Park Hotels & Resorts, Inc.	3,370,149	3,566,333

		5,570,105	6,171,393
	Industrial REITs (15.72%)
12,106	EastGroup Properties, Inc.	1,774,395	2,176,296
55,213	First Industrial Realty Trust, Inc.	2,822,184	2,900,891
112,602	Prologis, Inc.	12,768,602	14,663,032
64,373	Rexford Industrial Realty, Inc.	3,284,256	3,237,962
9,360	Terreno Realty Corp.	522,942	621,504

		21,172,379	23,599,685

	Multi-Family Residential REITs (8.79%)
32,452	AvalonBay Communities, Inc.	5,791,691	6,021,793
113,791	Equity Residential	6,900,439	7,181,350

		12,692,130	13,203,143

Shares		Cost	Value
Common Stocks (continued)
Real Estate (continued)
	Office REITs (0.71%)
6,530	Alexandria Real Estate Equities, Inc.	$667,511	$841,782
3,456	Boston Properties, Inc.	238,715	225,712

		906,226	1,067,494

	Retail REITs (7.09%)
162,312	Macerich Co.	2,707,551	2,796,636
39,606	Simon Property Group, Inc.	5,279,459	6,197,943
56,125	Tanger, Inc.	1,174,431	1,657,371

		9,161,441	10,651,950

	Self Storage REITs (2.72%)
13,985	Extra Space Storage, Inc.	1,512,827	2,055,795
7,006	Public Storage	1,747,986	2,032,160

		3,260,813	4,087,955

	Single-Family Residential REITs (11.34%)
178,386	American Homes 4 Rent, Cl A	6,148,332	6,561,037
193,970	Invitation Homes, Inc.	6,496,773	6,907,272
27,613	Sun Communities, Inc.	3,030,084	3,550,479

		15,675,189	17,018,788

	Telecom Tower REITs (5.77%)
43,845	American Tower Corp.	7,802,832	8,663,334

Total Real Estate		99,290,928	113,090,494

Utilities (0.90%)
	Multi-Utilities (0.90%)
37,563	Brookfield Infrastructure Corp., Cl A [2,3]	1,034,872	1,353,770

Total Common Stocks		126,078,397	146,252,343

Principal Amount
Short-Term Investments (3.02%)
$4,528,513	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $4,530,953; (Fully Collateralized by $5,044,700 U.S. Treasury Note, 0.75% due 8/31/2026 Market value – $4,619,173) [4]	4,528,513	4,528,513

Total Investments (100.43%)		$130,606,910	150,780,856

Liabilities Less Cash and Other Assets (-0.43%)			(642,699)

Net Assets			$150,138,157

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Health Care Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (94.53%)
Health Care (94.53%)
	Biotechnology (18.91%)
100,000	Arcellx, Inc. [1]	$4,994,117	$6,955,000
20,055	argenx SE, ADR [1,2]	6,699,349	7,896,054
30,000	Beam Therapeutics, Inc. [1]	857,519	991,200
60,000	Immunovant, Inc. [1]	2,128,685	1,938,600
70,000	Legend Biotech Corp., ADR [1,2]	4,042,636	3,926,300
261,254	Rocket Pharmaceuticals, Inc. [1]	4,842,850	7,038,183
23,000	Vertex Pharmaceuticals, Incorporated [1]	5,946,486	9,614,230
35,000	Viking Therapeutics, Inc. [1]	1,080,070	2,870,000
100,100	Xenon Pharmaceuticals, Inc. [1,2]	3,651,406	4,309,305

		34,243,118	45,538,872

	Health Care Distributors (2.41%)
10,800	McKesson Corp.	2,651,423	5,797,980

	Health Care Equipment (20.33%)
154,000	Boston Scientific Corp. [1]	8,187,278	10,547,460
35,000	DexCom, Inc. [1]	3,975,409	4,854,500
6,995	IDEXX Laboratories, Inc. [1]	2,933,296	3,776,810
10,000	Inspire Medical Systems, Inc. [1]	1,273,951	2,147,900
30,233	Intuitive Surgical, Inc. [1]	7,267,519	12,065,688
45,000	iRhythm Technologies, Inc. [1]	5,076,701	5,220,000
12,000	Shockwave Medical, Inc. [1]	2,503,752	3,907,560
18,000	Stryker Corp.	5,216,224	6,441,660

		36,434,130	48,961,578

	Health Care Facilities (3.65%)
18,300	HCA Healthcare, Inc.	4,144,546	6,103,599
90,000	Surgery Partners, Inc. [1]	2,828,730	2,684,700

		6,973,276	8,788,299

	Health Care Services (0.41%)
20,000	RadNet, Inc. [1]	913,194	973,200

	Health Care Supplies (3.27%)
66,000	The Cooper Companies, Inc.	5,739,552	6,696,360
75,000	Neogen Corp. [1]	1,362,878	1,183,500

		7,102,430	7,879,860

	Health Care Technology (1.45%)
35,000	Schrödinger, Inc. [1]	938,461	945,000
11,000	Veeva Systems, Inc., Cl A [1]	2,141,143	2,548,590

		3,079,604	3,493,590
	Life Sciences Tools & Services (17.83%)
40,000	Bio-Techne Corporation	3,091,287	2,815,600
18,100	Danaher Corp.	4,174,368	4,519,932
10,000	Exact Sciences Corp. [1,3]	638,780	690,600
20,200	ICON plc [1,2]	4,159,401	6,786,190

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (continued)
2,650	Mettler-Toledo International, Inc. [1]	$2,726,860	$3,527,919
41,000	Natera, Inc. [1,3]	2,772,310	3,749,860
18,300	Repligen Corp. [1]	3,252,347	3,365,736
60,000	Stevanato Group SpA [2]	1,399,138	1,926,000
18,849	Thermo Fisher Scientific, Inc.	9,196,029	10,955,227
11,650	West Pharmaceutical Services, Inc.	3,438,732	4,610,021

		34,849,252	42,947,085
	Managed Health Care (9.66%)
9,000	Elevance Health, Inc.	4,137,488	4,666,860
37,572	UnitedHealth Group, Incorporated	13,933,454	18,586,869

		18,070,942	23,253,729

	Pharmaceuticals (16.61%)
45,000	AstraZeneca PLC, ADR [2]	2,626,938	3,048,750
26,000	Eli Lilly & Co.	5,735,328	20,226,960
90,000	Merck & Co., Inc.	8,514,795	11,875,500
28,700	Zoetis, Inc.	4,389,841	4,856,327

		21,266,902	40,007,537

Total Common Stocks		165,584,271	227,641,730

Principal Amount
Short-Term Investments (5.01%)
$12,063,175	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $12,069,676; (Fully Collateralized by $13,438,000 U.S. Treasury Note, 0.75% due 8/31/2026 Market value – $12,304,488) [4]	12,063,175	12,063,175

Total Investments (99.54%)		$177,647,446	239,704,905

Cash and Other Assets Less Liabilities (0.46%)			1,112,408

Net Assets			$240,817,313

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron FinTech Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (100.05%)
Consumer Discretionary (3.33%)
	Broadline Retail (3.33%)
1,352	MercadoLibre, Inc. [1]	$1,992,630	$2,044,170

Financials (69.31%)
	Asset Management & Custody Banks (2.31%)
1,700	BlackRock, Inc.	1,335,106	1,417,290

	Diversified Banks (2.70%)
139,085	NU Holdings Ltd., Cl A [1,2]	1,133,995	1,659,284

	Diversified Financial Services (4.14%)
22,600	Apollo Global Management, Inc.	1,654,296	2,541,370

	Financial Exchanges & Data (20.18%)
5,464	CME Group, Inc.	1,136,935	1,176,345
3,675	FactSet Research Systems, Inc.	1,538,060	1,669,883
3,973	Moody’s Corp.	1,406,039	1,561,508
5,166	Morningstar, Inc.	1,133,088	1,593,039
3,080	MSCI, Inc.	1,320,776	1,726,186
6,457	S&P Global, Inc.	2,537,796	2,747,131
18,379	Tradeweb Markets, Inc., Cl A	1,504,323	1,914,541

		10,577,017	12,388,633

	Insurance Brokers (0.47%)
9,934	BRP Group, Inc., Cl A [1]	284,828	287,490

	Investment Banking & Brokerage (8.38%)
10,530	Houlihan Lokey, Inc.	795,760	1,349,840
9,934	Interactive Brokers Group, Inc., Cl A	791,486	1,109,727
6,854	LPL Financial Holdings, Inc.	1,155,054	1,810,827
12,020	The Charles Schwab Corp.	892,280	869,527

		3,634,580	5,139,921

	Property & Casualty Insurance (8.40%)
17,900	Arch Capital Group Ltd. [1,2]	1,467,472	1,654,676
1,788	Kinsale Capital Group, Inc.	303,680	938,235
12,400	The Progressive Corp.	1,501,618	2,564,568

		3,272,770	5,157,479
	Transaction & Payment Processing Services (22.73%)
13,908	Block, Inc. [1]	2,510,342	1,176,339
13,213	Fiserv, Inc. [1]	1,413,544	2,111,702
8,900	Global Payments, Inc.	1,110,963	1,189,574
5,960	Jack Henry & Associates, Inc.	993,006	1,035,431
6,300	MasterCard, Incorporated, Cl A	2,171,411	3,033,891
12,915	Repay Holdings Corporation [1]	258,465	142,065
10,600	Visa, Inc., Cl A	2,241,606	2,958,248
3,576	WEX, Inc. [1]	730,811	849,407
124,183	Wise PLC, Cl A (United Kingdom) [1,2,3]	1,434,591	1,451,619

		12,864,739	13,948,276

Total Financials		34,757,331	42,539,743

Shares		Cost	Value
Common Stocks (continued)
Industrials (4.82%)
	Research & Consulting Services (4.82%)
2,583	Equifax, Inc.	$545,242	$691,004
9,934	TransUnion	960,745	792,733
6,258	Verisk Analytics, Inc.	1,196,749	1,475,199

Total Industrials		2,702,736	2,958,936

Information Technology (21.02%)
	Application Software (13.97%)
11,921	Alkami Technology, Inc. [1]	302,180	292,899
4,470	Bill.Com Holdings, Inc. [1]	530,116	307,178
19,869	Clearwater Analytics Holdings, Inc., Cl A [1]	480,932	351,483
2,087	Fair Isaac Corp. [1]	980,262	2,607,936
13,412	Guidewire Software, Inc. [1]	1,501,822	1,565,315
13,908	Intapp, Inc. [1]	610,006	477,044
4,570	Intuit, Inc.	1,714,638	2,970,500

		6,119,956	8,572,355

	Internet Services & Infrastructure (1.50%)
11,921	Shopify, Inc., Cl A [1,2]	1,685,376	919,943

	IT Consulting & Other Services (5.55%)
4,100	Accenture plc, Cl A [2]	1,102,035	1,421,101
25,830	CI&T, Inc., Cl A [1,2]	377,141	106,678
18,875	Endava plc, ADR [1,2]	1,351,424	718,005
5,762	Globant S.A. [1,2]	1,428,435	1,163,348

		4,259,035	3,409,132

Total Information Technology		12,064,367	12,901,430

Real Estate (1.57%)
	Real Estate Services (1.57%)
10,000	CoStar Group, Inc. [1]	863,825	966,000

Total Common Stocks		52,380,889	61,410,279

Principal Amount
Short-Term Investments (0.38%)
$233,833	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $233,959; (Fully Collateralized by $260,500 U.S. Treasury Note, 0.75% due 8/31/2026 Market value – $238,527) [3]	233,833	233,833

Total Investments (100.43%)		$52,614,722	61,644,112

Liabilities Less Cash and Other Assets (-0.43%)			(263,005)

Net Assets			$61,381,107

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron New Asia Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (97.23%)
China (20.29%)
1,188	Alibaba Group Holding Limited, ADR	$110,111	$85,964
457	Baidu, Inc., ADR [1]	65,203	48,113
838	Baidu, Inc., Cl A 1,2	13,648	11,032
14,326	China Mengniu Dairy Co. Ltd. [2]	47,859	30,834
5,843	Estun Automation Co. Ltd., Cl A 2	20,127	15,127
8,157	Full Truck Alliance Co. Ltd., ADR [1]	58,402	59,301
4,713	Galaxy Entertainment Group Ltd. [1,2]	30,166	23,693
4,090	Jiangsu Hengli Hydraulic Co. Ltd., Cl A 2	34,282	28,524
1,717	Kanzhun Ltd., ADR [1]	28,199	30,099
37,535	Kingdee International Software Group Co. Ltd. [1,2]	63,636	42,477
7,434	Kingsoft Corp. Ltd. [2]	30,946	22,944
234	Kweichow Moutai Co. Ltd., Cl A 2	59,819	55,159
1,256	Lufax Holding Ltd., ADR [1]	7,764	5,300
2,546	Midea Group Co., Ltd., Cl A 2	20,187	22,761
15,098	NARI Technology Co. Ltd., Cl A 2	52,122	50,399
476	PDD Holdings, Inc., ADR [1]	54,740	55,335
655	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 2	31,493	25,382
3,881	Shenzhou International Group Holdings Ltd. [2]	39,268	36,844
4,630	Tencent Holdings Limited, ADR	234,911	180,709
2,547	Tencent Music Entertainment Group, ADR [1]	24,719	28,501
5,891	Venustech Group, Inc., Cl A 2	23,583	16,987
1,157	Yum China Holdings, Inc., (Hong Kong) [2]	66,548	45,611
1,327	Zai Lab Limited, ADR [1]	76,251	21,258

Total China		1,193,984	942,354

Hong Kong (2.64%)
3,228	AIA Group Ltd. [2]	34,420	21,713
21,121	Budweiser Brewing Co. APAC Ltd., 144A 2	53,178	31,152
592	Hong Kong Exchanges & Clearing Ltd. [2]	33,138	17,250
3,860	Techtronic Industries Co. Ltd. [2]	56,923	52,449

Total Hong Kong		177,659	122,564

India (48.58%)
4,263	360 ONE WAM Ltd. [2]	24,507	34,640
4,131	Aarti Pharmalabs Ltd. [1,2]	15,956	21,538
776	Amber Enterprises India Ltd. [1,2]	19,775	34,102
4,738	Aster DM Healthcare Ltd., 144A 1,2	25,001	23,276
1,032	Bajaj Finance Limited [2]	84,276	90,113
7,301	Bharti Airtel Ltd. [2]	68,273	107,724
20,597	Bharti Airtel Ltd. PP 2	159,191	203,290
2,074	Cholamandalam Investment & Finance Co. Ltd. [2]	28,983	28,881
21	Divi’s Laboratories Ltd. [2]	881	869
417	Dixon Technologies India Ltd. [2]	23,075	37,567
7,776	Godrej Consumer Products Ltd. [2]	97,408	117,080
1,748	Godrej Properties Ltd. [1,2]	29,927	48,328
3,351	HDFC Bank Ltd. [2]	64,962	58,434

Shares		Cost	Value
Common Stocks (continued)
India (continued)
34,603	Indus Towers Ltd. [1,2]	$104,146	$121,034
1,182	InterGlobe Aviation Ltd., 144A 1,2	44,992	50,368
42,258	Jio Financial Services Ltd. [1,2]	118,812	179,655
38,890	JM Financial Limited [2]	39,459	34,990
1,348	Kaynes Technology India Ltd. [1,2]	41,552	46,707
5,594	Kirloskar Oil Engines Ltd. [2]	50,801	57,724
1,539	Mahindra & Mahindra Ltd. [2]	28,943	35,553
3,988	Max Healthcare Institute Ltd. [2]	27,502	39,331
1,431	Neogen Chemicals Ltd. [2]	19,330	20,556
6,436	Power Grid Corp. of India Ltd. [2]	22,201	21,364
3,660	Reliance Industries Limited [2]	110,265	130,875
3,738	SBI Life Insurance Company Limited, 144A 2	59,681	67,496
2,535	Tata Communications Ltd. [2]	42,806	61,261
685	Tata Consultancy Services Ltd. [2]	30,079	31,970
4,298	Tata Consumer Products Ltd. [2]	43,687	56,596
460	Thermax Ltd.	23,381	23,123
1,851	Titan Co. Ltd. [2]	56,096	84,613
3,790	Trent Ltd. [2]	79,385	179,895
988	Tube Investments of India Ltd. [2]	38,070	44,371
74,281	Zomato Ltd. [1,2]	71,540	162,818

Total India		1,694,943	2,256,142

Indonesia (1.87%)
226,900	Bank Rakyat Indonesia (Persero) Tbk PT 2	66,794	86,761

Japan (3.37%)
440	Hoya Corp. [2]	61,199	55,031
79	Keyence Corporation [2]	42,141	36,677
249	Tokyo Electron Limited [2]	36,124	64,852

Total Japan		139,464	156,560

Korea, Republic of (10.40%)
3,791	Coupang, Inc., Cl A 1	55,685	67,442
428	HD Hyundai Heavy Industries Co. Ltd. [1,2]	33,995	37,727
356	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,2]	24,414	31,808
872	Korea Aerospace Industries Ltd. [2]	29,593	32,638
3,861	Samsung Electronics Co., Ltd. [2]	213,144	232,037
58	Samsung SDI Co. Ltd. [2]	25,811	20,570
461	SK Hynix, Inc. [2]	42,637	61,071

Total Korea, Republic of		425,279	483,293

Taiwan (10.08%)
6,553	Delta Electronics, Inc. [2]	56,106	70,136
222	eMemory Technology, Inc. [2]	18,713	16,668
11,084	Taiwan Semiconductor Manufacturing Co., Ltd. [2]	207,778	265,530
851	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	65,045	115,779

Total Taiwan		347,642	468,113

Total Common Stocks		4,045,765	4,515,787

See Notes to Portfolios of Investments.

Baron New Asia Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

MARCH 31, 2024

Principal Amount		Cost	Value
Short-Term Investments (4.41%)
$204,703	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $204,814; (Fully Collateralized by $219,300 U.S. Treasury Note, 3.50% due 2/15/2033 Market value – $208,869) [2]	$204,703	$204,703

Total Investments (101.64%)		$4,250,468	4,720,490

Liabilities Less Cash and Other Assets (-1.64%)			(76,085)

Net Assets			$4,644,405

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the market value of Rule 144A securities amounted to $172,292 or 3.71% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2024	Percentage of Net Assets
Information Technology	22.0%
Consumer Discretionary	19.7%
Communication Services	17.5%
Financials	13.5%
Industrials	9.5%
Consumer Staples	6.3%
Health Care	4.0%
Energy	2.8%
Real Estate	1.0%
Utilities	0.5%
Materials	0.4%
Cash and Cash Equivalents*	2.8%

100.0%**

*	Includes short term investments, other assets and liabilities - net.
**	Individual weights may not sum to 100% due to rounding.

See Notes to Portfolios of Investments.

Baron Technology Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2024

Shares		Cost	Value
Common Stocks (97.49%)
Communication Services (11.59%)
	Advertising (1.99%)
5,738	The Trade Desk, Inc., Cl A [1]	$409,757	$501,616

	Interactive Home Entertainment (0.84%)
1,419	Take-Two Interactive Software, Inc. [1]	215,313	210,708

	Interactive Media & Services (4.80%)
2,277	Meta Platforms, Inc., Cl A	832,413	1,105,666
2,130	Reddit, Inc., Cl A [1]	72,420	105,051

		904,833	1,210,717

	Movies & Entertainment (3.96%)
3,787	Spotify Technology SA [1,2]	948,512	999,389

Total Communication Services		2,478,415	2,922,430

Consumer Discretionary (12.03%)
	Automobile Manufacturers (1.39%)
1,999	Tesla, Inc. [1]	493,907	351,404

	Broadline Retail (9.88%)
13,821	Amazon.com, Inc. [1]	2,196,543	2,493,032

	Hotels, Resorts & Cruise Lines (0.76%)
26,165	eDreams ODIGEO SA (Spain) [1,2,4]	208,230	190,379

Total Consumer Discretionary		2,898,680	3,034,815

Financials (1.61%)
	Transaction & Payment Processing Services (1.61%)
428	MasterCard, Incorporated, Cl A	180,407	206,112
718	Visa, Inc., Cl A	181,520	200,380

Total Financials		361,927	406,492

Industrials (1.07%)

	Human Resource & Employment Services (1.07%)
4,086	Dayforce, Inc. (formerly, Ceridian HCM Holding, Inc.) [1]	310,824	270,534

Information Technology (66.89%)
	Application Software (9.95%)
5,279	Gitlab, Inc., Cl A [1,3]	278,995	307,871
2,598	Guidewire Software, Inc. [1]	292,897	303,213
327	HubSpot, Inc. [1]	167,545	204,885
8,180	Intapp, Inc. [1]	334,720	280,574
780	Intuit, Inc.	459,850	507,000
528	ServiceNow, Inc. [1,3]	344,724	402,547
1,842	Workday, Inc., Cl A [1]	484,835	502,406

		2,363,566	2,508,496
	Electronic Equipment & Instruments (2.23%)
12,427	PAR Technology Corp. [1]	555,191	563,689

	Internet Services & Infrastructure (0.75%)
2,460	Shopify, Inc., Cl A [1,2]	202,634	189,838

	IT Consulting & Other Services (2.89%)
1,528	Gartner, Inc. [1]	650,893	728,352

	Semiconductor Materials & Equipment (6.04%)
520	ASML Holding N.V. [2]	419,455	504,644
1,595	BE Semiconductor Industries NV (Netherlands)[2,4]	232,933	244,320
797	Lam Research Corp.	638,879	774,341

		1,291,267	1,523,305

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Semiconductors (28.68%)
6,087	Advanced Micro Devices, Inc. [1]	$912,623	$1,098,642
2,942	Astera Labs, Inc. [1]	105,912	218,267
883	Broadcom, Inc.	1,031,665	1,170,337
72,018	indie Semiconductor, Inc., Cl A [1]	503,223	509,887
3,699	Marvell Technology, Inc.	183,207	262,185
4,200	Micron Technology, Inc.	369,782	495,138
228	Monolithic Power Systems, Inc.	116,873	154,452
2,700	NVIDIA Corp.	1,312,012	2,439,612
7,884	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)[2,4]	161,540	188,871
5,113	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	625,362	695,624

		5,322,199	7,233,015

	Systems Software (14.98%)
2,502	Cloudflare, Inc., Cl A [1,3]	189,734	242,269
520	Crowdstrike Holdings, Inc., Cl A [1]	78,029	166,707
2,266	Datadog, Inc., Cl A [1,3]	253,706	280,078
7,015	Dynatrace, Inc. [1,3]	343,427	325,776
5,786	Microsoft Corporation	2,169,702	2,434,286
2,042	Snowflake, Inc., Cl A [1,3]	388,827	329,987

		3,423,425	3,779,103

	Technology Hardware, Storage & Peripherals (1.37%)
2,017	Apple, Inc.	357,759	345,875

Total Information Technology		14,166,934	16,871,673

Real Estate (4.30%)
	Real Estate Services (4.30%)
11,232	CoStar Group, Inc. [1]	964,220	1,085,011

Total Common Stocks		21,181,000	24,590,955

Principal Amount
Short-Term Investments (3.53%)
$889,427	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/28/2024, 4.85% due 4/1/2024; Proceeds at maturity $889,907; (Fully Collateralized by $990,800 U.S. Treasury Note, 0.75% due 8/31/2026 Market value – $907,225) [4]	889,427	889,427

Total Investments (101.02%)		$22,070,427	25,480,382

Liabilities Less Cash and Other Assets (-1.02%)			(256,079)

Net Assets			$25,224,303

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Select Funds	March 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers 12 series (individually, a Fund and collectively, the Funds): Baron Partners Fund, Baron Focused Growth Fund, Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Global Advantage Fund, Baron Real Estate Income Fund, Baron WealthBuilder Fund, Baron Health Care Fund, Baron FinTech Fund, Baron New Asia Fund, and Baron Technology Fund. Baron WealthBuilder Fund is presented in a separate report.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

The investment goals of the Funds are as follows:

Baron Partners Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. growth companies. The Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investments increases both investment opportunity and investment risk.

Baron Focused Growth Fund is a non-diversified fund that seeks capital appreciation through long-term investments primarily in U.S. small- and mid-sized growth companies.

Baron International Growth Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in non-U.S. growth companies.

Baron Real Estate Fund is a diversified fund that seeks capital appreciation through long-term investments primarily in U.S. and non-U.S. real estate and real estate-related companies.

Baron Emerging Markets Fund is a diversified fund that seeks capital appreciation through investments primarily in growth companies in developing countries.

Baron Global Advantage Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities of established and emerging markets companies located throughout the world.

Baron Real Estate Income Fund is a non-diversified fund that seeks both capital appreciation and current income through investments primarily in real estate income-producing securities and other real estate securities.

Baron Health Care Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities engaged in research, development, production, sale, delivery or distribution of products and services related to the health care industry.

Baron FinTech Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities that develop, use, or rely on innovative technologies or services, in a significant way, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Baron New Asia Fund is a diversified fund that seeks capital appreciation through investments primarily in equity securities located in Asia, but including all other developed, developing, and frontier countries in the Asian region.

Baron Technology Fund is a non-diversified fund that seeks capital appreciation through investments primarily in equity securities of U.S. and non-U.S. technology companies, selected for their durable growth potential from the development, advancement, and use of technology.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Single Issuer. Single issuer risk is the possibility that factors specific to an issuer to which a Fund is exposed will affect the market prices of the issuer’s securities and therefore the NAV of the Fund. Due to the size of Baron Partners Fund’s investment in Tesla, Inc. (“Tesla”), 34% of the Fund’s net assets as of March 31, 2024, the NAV of the Fund will be materially impacted by the price of Tesla stock.

d) Non-Diversified Portfolio. Certain Funds are non-diversified, which means they will likely have a greater percentage of their assets in a single issuer than a diversified fund. As a result, a non-diversified Fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non-diversified Fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund. Additionally, non-diversified Funds may encounter difficulty liquidating securities.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

e) Industry Concentration. From time to time, market fluctuations in the value of a Fund’s investments, combined with a Fund’s non-diversified portfolio, may result in a Fund being concentrated in the securities of a single issuer or a small number of issuers, including in a particular industry. As a result, this Fund will be particularly exposed to the risks of that company or industry relative to the risk exposure of investment companies holding a diversified portfolio of securities or those that seek to maintain near-index weightings in their portfolio securities. Accordingly, in those cases, a Fund will be disproportionately exposed to the market conditions, interest rates, and economic, regulatory, or financial developments that significantly affect that company or industry. For example, due to the size of Baron Partners Fund’s investment in Tesla, which represents about 34% of the Fund’s net assets as of March 31, 2024, the Fund will be more adversely impacted by negative developments affecting the automotive and energy industries, as well as governmental environmental regulations.

f) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

g) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at March 31, 2024.

h) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

i) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

j) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

k) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at the market price of an issuer’s common stock and classified as Level 2 in the fair value hierarchy.

l) Russia and Ukraine Risk. Certain Funds invested in securities and instruments that are economically tied to Russia. Due to the uncertainty of the geopolitical tension in Russia/Ukraine, investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the U.S. and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain transactions may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

3. RESTRICTED SECURITIES

At March 31, 2024, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At March 31, 2024, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	244,296,440
StubHub Holdings, Inc.	12/22/2021	47,334,242
X Holdings I, Inc.	5/4/2022	16,392,000
Private Convertible Preferred Stocks
Northvolt AB	5/19/2021	6,924,604
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-8/4/2020	537,262,630

Total Restricted Securities:		$852,209,916

(Cost $246,093,669)† (14.09% of Net Assets)
	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$74,955,780
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017-11/29/2023	51,132,580

Total Restricted Securities:		$126,088,360

(Cost $49,949,856)† (9.08% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (CONTINUED)

	Baron International Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	1/24/2017-10/29/2021	$305
Warrants
Constellation Software, Inc. Exp 3/31/2040	8/23/2023	0

Total Restricted Securities:		$305

(Cost $1,650,983)† (0.00%^ of Net Assets)
	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Sberbank of Russia PJSC	2/11/2016	$11,226
Private Common Stocks
Pine Labs PTE. Ltd.	5/17/2021	41,414,672
Private Convertible Preferred Stocks
Bundl Technologies Private Ltd.	1/3/2022	109,157,076
Think & Learn Private Limited	3/31/2021	75,485

Total Restricted Securities:		$150,658,459

(Cost $230,983,530)† (3.57% of Net Assets)
	Baron Global Advantage Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$557,556
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	31,755,860
Private Convertible Preferred Stocks
Think & Learn Private Limited	3/31/2021	45,294
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	2,798,294

Total Restricted Securities:		$35,157,004

(Cost $69,264,694)† (5.51% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.
^	Rounds to less than 0.01%

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,190,635,902	$—	$—	$6,190,635,902
Private Common Stocks†	—	—	308,022,682	308,022,682
Private Convertible Preferred Stocks	—	—	6,924,604	6,924,604
Private Preferred Stocks	—	—	537,262,630	537,262,630

Total Investments	$6,190,635,902	$—	$852,209,916	$7,042,845,818

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,236,020,049	$—	$—	$1,236,020,049
Private Common Stocks	—	—	74,955,780	74,955,780
Private Preferred Stocks	—	—	51,132,580	51,132,580
Short-Term Investments	—	22,444,541	—	22,444,541

Total Investments	$1,236,020,049	$22,444,541	$126,088,360	$1,384,552,950

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$125,921,377	$230,448,944	$305	$356,370,626
Warrants†	27,663	—	—	27,663
Short-Term Investments	—	8,046,522	—	8,046,522

Total Investments	$125,949,040	$238,495,466	$305	$364,444,811

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,845,605,096	$—	$—	$1,845,605,096
Short-Term Investments	—	37,990,093	—	37,990,093

Total Investments	$1,845,605,096	$37,990,093	$—	$1,883,595,189

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,099,142,367	$2,817,832,226	$11,226	$3,916,985,819
Private Common Stocks	—	—	41,414,672	41,414,672
Private Convertible Preferred Stocks†	—	—	109,232,561	109,232,561
Warrants	6,339	—	—	6,339
Short-Term Investments	—	112,764,167	—	112,764,167

Total Investments	$1,099,148,706	$2,930,596,393	$150,658,459	$4,180,403,558

†	See Portfolio of Investments for additional detailed categorizations.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$507,524,564	$92,818,191	$—	$600,342,755
Private Common Stocks†	—	—	32,313,416	32,313,416
Private Convertible Preferred Stocks	—	—	45,294	45,294
Private Preferred Stocks	—	—	2,798,294	2,798,294
Warrants†	354,798	—	—	354,798

Total Investments	$507,879,362	$92,818,191	$35,157,004	$635,854,557

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$146,252,343	$—	$—	$146,252,343
Short-Term Investments	—	4,528,513	—	4,528,513

Total Investments	$146,252,343	$4,528,513	$—	$150,780,856

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$227,641,730	$—	$—	$227,641,730
Short-Term Investments	—	12,063,175	—	12,063,175

Total Investments	$227,641,730	$12,063,175	$—	$239,704,905

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$59,958,660	$1,451,619	$—	$61,410,279
Short-Term Investments	—	233,833	—	233,833

Total Investments	$59,958,660	$1,685,452	$—	$61,644,112

	Baron New Asia Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$720,924	$3,794,863	$—	$4,515,787
Short-Term Investments	—	204,703	—	204,703

Total Investments	$720,924	$3,999,566	$—	$4,720,490

†	See Portfolio of Investments for additional detailed categorizations.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Technology Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$23,967,385	$623,570	$—	$24,590,955
Short-Term Investments	—	889,427	—	889,427

Total Investments	$23,967,385	$1,512,997	$—	$25,480,382

†	See Portfolios of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Private Common Stocks
Communication Services	$60,040,760	$—	$—	$3,685,482	$—	$—	$—	$—	$63,726,242	$3,685,482
Industrials	244,296,440	—	—	—	—	—	—	—	244,296,440	—
Private Convertible Preferred Stocks
Industrials	7,361,160	—	—	(436,556)	—	—	—	—	6,924,604	(436,556)
Private Preferred Stocks
Industrials	537,262,630	—	—	—	—	—	—	—	537,262,630	—

Total	$848,960,990	$—	$—	$3,248,926	$—	$—	$—	$—	$852,209,916	$3,248,926

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Private Common Stocks
Industrials	$74,955,780	$—	$—	$—	$—	$—	$—	$—	$74,955,780	$—
Private Preferred Stocks
Industrials	51,132,580	—	—	—	—	—	—	—	51,132,580	—

Total	$126,088,360	$—	$—	$—	$—	$—	$—	$—	$126,088,360	$—

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron International Growth Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Common Stocks
Russia	$316	$—	$—	$(11)	$—	$—	$—	$—	$305	$(11)
Warrants
Canada[1]	—	—	—	—	—	—	—	—	—	—

Total	$316	$—	$—	$(11)	$—	$—	$—	$—	$305	$(11)

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Common Stocks
Russia	$11,644	—	$—	$(418)	$—	$—	$—	$—	$11,226	$(418)
Private Common Stocks
India	74,029,330	—	—	(32,614,658)	—	—	—	—	41,414,672	(32,614,658)
Private Convertible Preferred Stocks
India	96,887,511	—	—	12,345,050	—	—	—	—	109,232,561	12,345,050

Total	$170,928,485	$—	$—	$(20,270,026)	$—	$—	$—	$—	$150,658,459	$(20,270,026)

	Baron Global Advantage Fund
Investments in Securities	Balance as of December 31, 2023	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2024
Private Common Stocks
United States	$32,313,416	$—	$—	$—	$—	$—	$—	$—	$32,313,416	$—
Private Convertible Preferred Stocks
India	5,784,290	—	—	(5,738,996)	—	—	—	—	45,294	(5,738,996)
United States	3,601,189	—	2,674,305	1,398,779	—	(7,674,273)	—	—	—	—
Private Preferred Stocks
United States	2,798,294	—	—	—	—	—	—	—	2,798,294	—

Total	$44,497,189	$—	$2,675,305	$(4,340,217)	$—	$(7,674,273)	$—	$—	$35,157,004	$(5,738,996)

1	Constellation Software, Inc. warrants shares were received in a spin-off on August 23, 2023, but were not listed on an exchange.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2024 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of March 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2024	Range used on March 31, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	X Holdings I, Inc	$16,392,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	$19 billion	Increase
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$47,334,242	Combination of valuation using multiples, current value via comparable companies, option- pricing, and scenario analysis methods	Enterprise Value / EBITDA Multiple	17.9x	10.3x – 21.5x	Increase
				Change in the composite equity index of comparable companies	(0.62)%	(1.24)% – 1.11%	Increase
				Discount for lack of marketability	7.13%	4.26% – 7.28%	Decrease
				Estimated volatility of the returns of equity[1]	36.42%	26.31% – 45.41%	Decrease
				Scenario Probabilities: Scenario A /Scenario B / Scenario C2	95% / 4% / 1%	1% – 95%	n/a
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$244,296,440	Observed Transaction	Observed Transaction Price	$97.00	$97.00	Increase
Private Convertible Preferred Stocks: Industrials	Northvolt AB	$6,924,604	Combination of observed transaction, current value via comparable companies, and option-pricing methods	Observed Transaction Price	$0.37	$0.37	Increase
				Change in the composite equity index of comparable companies	0.35%	(2.25)% – 2.68%	Increase
				Discount for lack of marketability	16.69%	16.69%	Decrease
				Estimated volatility of the returns of equity[1]	54.09%	28.91% – 90.30%	Decrease
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$537,262,630	Observed Transaction	Observed Transaction Price	$970.00	$970.00	Increase

Baron Focused Growth Fund

Sector	Company	Fair Value as of March 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2024	Range used on March 31, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$74,955,780	Observed Transaction	Observed Transaction Price	$97.00	$97.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$51,132,580	Observed Transaction	Observed Transaction Price	$970.00	$970.00	Increase

See Footnotes on page 31.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Baron Emerging Markets Fund

Sector	Company	Fair Value as of March 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2024	Range used on March 31, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Financials	Pine Labs PTE. Ltd.	$41,414,672	Combination of valuation using multiples, current value via comparable companies, scenario analysis, and option- pricing methods	Projected Company Sales (2024)	$247 million	$247 million	Increase
				Projected Company Sales (2025)	$309 million	$309 million	Increase
				Price / Sales Multiple	13.65x	9.79x – 17.50x	Increase
				Equity Valuation Scenario Weights[3]	50%	50%	n/a
				Change in the composite equity index of comparable companies	0.49%	(4.26)% –2.87%	Increase
				Discount for lack of marketability	12.07%	12.07%	Decrease
				Estimated volatility of the returns of equity[4]	42.38%	22.29% – 81.37%	Decrease
				Scenario Probabilities: Scenario A / Scenario B5	100% / 0%	0% – 100%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Bundl Technologies Private Ltd.	$109,157,076	Combination of observed transaction, current value via comparable companies, scenario analysis, and option- pricing methods	Observed Transaction Price	INR 492,430	INR 492,430	Increase
				Change in the composite equity index of comparable companies	1.10%	(1.43)% –1.59%	Increase
				Discount for lack of marketability	2.69%	2.69%	Decrease
				Estimated volatility of the returns of equity[4]	28.84%	11.66% –38.31%	Decrease
				Scenario Probabilities: Scenario A / Scenario B5	100% / 0%	0% – 100%	n/a
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$75,485	Recent Transaction	Rights Offering Price	INR 410.57	INR 410.57	Increase

See Footnotes on page 31.

Baron Select Funds	MARCH 31, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Baron Global Advantage Fund

Sector	Company	Fair Value as of March 31, 2024	Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2024	Range used on March 31, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Consumer Discretionary	Farmers Business Network, Inc.	$557,556	Scenario analysis	Public Markets Event Scenario Probabilities[6]	9.1%	8% – 10%	n/a
				Liquidity Scenario Probabilities: Scenario A / Scenario B5	50.00%	50% – 50%	n/a
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$31,755,860	Observed Transaction	Observed Transaction Price	$97.00	$97.00	Increase
Private Convertible Preferred Stocks: Consumer Discretionary	Think & Learn Private Limited	$45,294	Recent Transaction	Rights Offering Price	INR 410.57	INR 410.57	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings	$2,798,294	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A /Scenario B / Scenario C7	50% / 50% / 0%	0% – 50%	n/a

1)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

2)	Scenario A represents a Direct Listing/ IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.

3)	The company’s equity value was estimated in two different scenarios, each of which was given a 50% weight in the final equity value calculation.

4)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an index. Some companies have a higher weight in the calculation than others.

5)	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

6)	The probabilities are associated with a range of potential IPO valuations.

7)	Scenario A represents a worst case scenario. Scenario B represents a negative scenario that is better than the worst case. Scenario C represents a positive scenario.

*

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.